S-K 1603(a)(9) Restrictions on Selling Securities	Sep. 25, 2025
Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	Earlier of six months after completion of our initial business combination; or if the closing price of our ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganization, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing at least 150 days after completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	Wealth Path Holdings Limited Yongsheng Liu Jining Li Zhen Li Russelle Kinpui Choi Angela Lee Laurent Patrick André Michelon
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted (1) to our officers, directors, shareholders, employees and members of the sponsor and their affiliates, (2) if a holder is an entity, as a distribution to its, partners, shareholders or members upon its liquidation, (3) by bona fide gift to a member of the holder’s immediate family or to a trust, the beneficiary of which is a holder or a member of a holder’s immediate family, for estate planning purposes, (4) by virtue of the laws of descent and distribution upon death, (5) pursuant to a qualified domestic relations order, (6) by certain pledges to secure obligations incurred in connection with purchases of our securities, (7) by private sales at prices no greater than the price at which the shares were originally purchased or (8) to us for no value for cancellation in connection with the consummation of our initial business combination, in each case (except for clause 8 or with our prior consent) where the transferee agrees to the terms of the insider letter.
Private Placement Warrants [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	30 days after the completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	Kingswood Capital Partners, LLC
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	The representative has agreed not to transfer, assign or sell any such shares without our prior consent until the completion of our initial business combination
Any units, warrants, ordinary shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days